Right-of-Use Asset and Lease Liability (Details) - Schedule of lease liability - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Schedule of lease liability [Abstract]
Lease liability recognized as of October 31, 2021
Additions	319,521
Lease payments	(63,250)
Lease interest	17,270
Lease liability recognized as at October 31, 2022	273,541
Current portion	70,654
Non-current portion	202,887
Lease liability recognized as at October 31, 2022	$ 273,541